UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490

                          OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Aerospace & Defense                                                         8.2%
--------------------------------------------------------------------------------
Capital Markets                                                             7.0
--------------------------------------------------------------------------------
Oil & Gas                                                                   6.2
--------------------------------------------------------------------------------
Communications Equipment                                                    5.3
--------------------------------------------------------------------------------
Media                                                                       5.0
--------------------------------------------------------------------------------
Software                                                                    4.7
--------------------------------------------------------------------------------
Insurance                                                                   4.5
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    4.2
--------------------------------------------------------------------------------
Diversified Financial Services                                              4.0
--------------------------------------------------------------------------------
Commercial Banks                                                            3.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Boeing Co.                                                                  3.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                                      3.3
--------------------------------------------------------------------------------
United Technologies Corp.                                                   3.1
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              2.8
--------------------------------------------------------------------------------
UBS AG                                                                      2.5
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.4
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.4
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.4
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         2.2
--------------------------------------------------------------------------------
Exelon Corp.                                                                2.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                        9 | OPPENHEIMER EQUITY FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                           21.8%
Information Technology               19.4
Industrials                          13.2
Consumer Discretionary               10.0
Health Care                           9.1
Energy                                9.0
Consumer Staples                      8.6
Utilities                             3.9
Materials                             2.8
Telecommunication Services            2.2

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                       10 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                       11 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       12 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                       13 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING       EXPENSES
                                       ACCOUNT       ACCOUNT      PAID DURING
                                       VALUE         VALUE        6 MONTHS ENDED
                                       (1/1/07)      (6/30/07)    JUNE 30, 2007
--------------------------------------------------------------------------------
Class A Actual                         $ 1,000.00    $ 1,118.40   $ 4.58
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00      1,020.48     4.37
--------------------------------------------------------------------------------
Class B Actual                           1,000.00      1,113.80     9.10
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00      1,016.22     8.69
--------------------------------------------------------------------------------
Class C Actual                           1,000.00      1,113.80     9.21
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00      1,016.12     8.79
--------------------------------------------------------------------------------
Class N Actual                           1,000.00      1,116.50     6.74
--------------------------------------------------------------------------------
Class N Hypothetical                     1,000.00      1,018.45     6.43
--------------------------------------------------------------------------------
Class Y Actual                           1,000.00      1,119.30     3.90
--------------------------------------------------------------------------------
Class Y Hypothetical                     1,000.00      1,021.12     3.72

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.87%
-----------------------------
Class B             1.73
-----------------------------
Class C             1.75
-----------------------------
Class N             1.28
-----------------------------
Class Y             0.74

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                       14 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  June 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Las Vegas Sands Corp. 1                               250,800   $    19,158,612
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     369,300         9,690,432
                                                                ----------------
                                                                     28,849,044

--------------------------------------------------------------------------------
MEDIA--5.0%
Cinemark
Holdings, Inc. 1                                       95,600         1,710,284
--------------------------------------------------------------------------------
Comcast Corp., Cl. A
Special, Non-Vtg. 1                                   836,728        23,394,915
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                          2,175,983        85,516,132
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                             1,438,690        30,514,615
--------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., Cl. A 1                               817,300         9,619,621
                                                                ----------------
                                                                    150,755,567

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
J.C. Penney Co., Inc.
(Holding Co.)                                         279,500        20,230,210
--------------------------------------------------------------------------------
Target Corp.                                          302,700        19,251,720
                                                                ----------------
                                                                     39,481,930

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Office Depot, Inc. 1                                  627,731        19,020,249
--------------------------------------------------------------------------------
Staples, Inc.                                         850,377        20,179,446
--------------------------------------------------------------------------------
Tiffany & Co.                                         166,900         8,855,714
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  381,000        10,477,500
                                                                ----------------
                                                                     58,532,909

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Polo Ralph Lauren
Corp., Cl. A                                          186,900        18,336,759
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
--------------------------------------------------------------------------------
BEVERAGES--0.7%
Fomento Economico
Mexicano SA de CV,
UBD                                                 1,723,400         6,755,773
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         224,597        14,565,115
                                                                ----------------
                                                                     21,320,888

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.2%
Costco Wholesale Corp.                              1,725,991   $   101,004,993
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                       333,856        15,464,210
--------------------------------------------------------------------------------
Sysco Corp.                                           315,400        10,405,046
                                                                ----------------
                                                                    126,874,249

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Cadbury Schweppes plc                                 923,000        12,558,611
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                   599,252        16,095,909
--------------------------------------------------------------------------------
Nestle SA                                              49,516        18,806,333
                                                                ----------------
                                                                     47,460,853

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Reckitt Benckiser plc                                 338,820        18,552,435
--------------------------------------------------------------------------------
TOBACCO--1.4%
Altria Group, Inc.                                    582,978        40,890,077
--------------------------------------------------------------------------------
ENERGY--8.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Halliburton Co.                                       656,658        22,654,701
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     379,650        32,247,471
--------------------------------------------------------------------------------
Smith International, Inc.                             370,360        21,717,910
                                                                ----------------
                                                                     76,620,082

--------------------------------------------------------------------------------
OIL & GAS--6.2%
Exxon Mobil Corp.                                     867,270        72,746,608
--------------------------------------------------------------------------------
Kinder Morgan
Management LLC 1                                      127,480         6,616,212
--------------------------------------------------------------------------------
Murphy Oil Corp.                                      257,927        15,331,181
--------------------------------------------------------------------------------
Occidental
Petroleum Corp.                                       338,200        19,575,016
--------------------------------------------------------------------------------
Petroleo Brasileiro SA,
ADR                                                   207,775        25,196,874
--------------------------------------------------------------------------------
Range Resources Corp.                                 306,700        11,473,647
--------------------------------------------------------------------------------
Total SA, Sponsored
ADR                                                   285,730        23,138,415
--------------------------------------------------------------------------------
XTO Energy, Inc.                                      228,000        13,702,800
                                                                ----------------
                                                                    187,780,753

--------------------------------------------------------------------------------
FINANCIALS--21.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.0%
Bear Stearns Cos., Inc.
(The)                                                 280,600        39,284,000


                       15 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Blackstone
Group LP (The) 1                                       66,600   $     1,949,382
--------------------------------------------------------------------------------
E*TRADE
Financial Corp. 1                                     610,813        13,492,859
--------------------------------------------------------------------------------
Fortress Investment
Group LLC, Cl. A                                      148,800         3,544,416
--------------------------------------------------------------------------------
Franklin Resources, Inc.                               79,100        10,478,377
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                      96,100        20,829,675
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      146,470        14,409,719
--------------------------------------------------------------------------------
Northern Trust Corp.                                  178,700        11,479,688
--------------------------------------------------------------------------------
UBS AG 2                                            1,247,610        74,869,076
--------------------------------------------------------------------------------
UBS AG 2                                              343,543        20,536,673
                                                                ----------------
                                                                    210,873,865

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Wachovia Corp.                                      1,405,913        72,053,041
--------------------------------------------------------------------------------
Wells Fargo & Co.                                   1,264,376        44,468,104
                                                                ----------------
                                                                    116,521,145

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
Bank of America Corp.                                 547,886        26,786,147
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                         41,900        22,389,684
--------------------------------------------------------------------------------
Citigroup, Inc.                                     1,390,180        71,302,332
                                                                ----------------
                                                                    120,478,163

--------------------------------------------------------------------------------
INSURANCE--4.5%
American International
Group, Inc.                                           345,610        24,203,068
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 446,070        48,461,045
--------------------------------------------------------------------------------
Genworth Financial, Inc.,
Cl. A                                                 361,775        12,445,060
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                     107,900        10,629,229
--------------------------------------------------------------------------------
National Financial
Partners Corp.                                        177,999         8,243,134
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                         268,027         9,313,938
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            212,600        20,671,098
                                                                ----------------
                                                                    133,966,572

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
CB Richard Ellis
Group, Inc., Cl. A 1                                  361,600   $    13,198,400
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.5%
Freddie Mac                                           760,800        46,180,560
--------------------------------------------------------------------------------
HEALTH CARE--8.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Celgene Corp. 1                                       214,989        12,325,319
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     196,800        14,889,888
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               312,910        12,131,521
--------------------------------------------------------------------------------
Vanda
Pharmaceuticals, Inc. 1                               190,732         3,864,230
                                                                ----------------
                                                                     43,210,958

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Bard (C.R.), Inc.                                      58,800         4,858,644
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                              274,200        11,376,558
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                       138,700         5,896,137
                                                                ----------------
                                                                     22,131,339

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Medco Health
Solutions, Inc. 1                                     397,909        31,032,923
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                154,100         8,233,563
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     534,144        42,640,716
                                                                ----------------
                                                                     81,907,202

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Covance, Inc. 1                                       152,500        10,455,400
--------------------------------------------------------------------------------
Thermo Fisher
Scientific, Inc. 1                                    376,000        19,446,720
                                                                ----------------
                                                                     29,902,120

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.1%
Allergan, Inc.                                        151,800         8,749,752
--------------------------------------------------------------------------------
Novartis AG, ADR                                      552,180        30,960,733
--------------------------------------------------------------------------------
Roche Holding AG                                      122,905        21,802,538
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                188,017         7,571,445
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 236,500         7,199,060
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   338,000         5,517,807


                       16 | OPPENHEIMER EQUITY FUND, INC.

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Shire Pharmaceuticals Group plc                       413,018   $    10,237,212
                                                                ----------------
                                                                     92,038,547

--------------------------------------------------------------------------------
INDUSTRIALS--13.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.2%
Alliant Techsystems, Inc. 1                           159,224        15,787,060
--------------------------------------------------------------------------------
Boeing Co.                                          1,081,724       104,018,580
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR             209,400        10,095,174
--------------------------------------------------------------------------------
General Dynamics Corp.                                190,700        14,916,554
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  23,300         2,193,229
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 94,000         6,640,160
--------------------------------------------------------------------------------
United Technologies Corp.                           1,325,950        94,049,634
                                                                ----------------
                                                                    247,700,391

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Corporate Executive Board Co. (The)                   193,700        12,573,067
--------------------------------------------------------------------------------
Robert Half International, Inc.                        93,500         3,412,750
                                                                ----------------
                                                                     15,985,817

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
ABB Ltd.                                              582,517        13,108,169
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
Siemens AG, Sponsored ADR                             215,050        30,765,053
--------------------------------------------------------------------------------
MACHINERY--2.3%
Deere & Co.                                           196,208        23,690,154
--------------------------------------------------------------------------------
Joy Global, Inc.                                      149,600         8,726,168
--------------------------------------------------------------------------------
Navistar International Corp. 1                        565,770        37,340,820
                                                                ----------------
                                                                     69,757,142

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Fastenal Co.                                          327,500        13,709,150
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.3%
Cisco Systems, Inc. 1                               2,330,956        64,917,125

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Corning, Inc. 1                                     1,056,300   $    26,988,465
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   117,500         9,470,500
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        421,300        18,280,207
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                             116,300        23,258,837
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR        397,700        15,864,253
                                                                ----------------
                                                                    158,779,387

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.2%
Apple, Inc. 1                                         248,000        30,265,920
--------------------------------------------------------------------------------
EMC Corp. 1                                         1,246,600        22,563,460
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             440,160        12,852,672
                                                                ----------------
                                                                     65,682,052

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.8%
eBay, Inc. 1                                          745,600        23,993,408
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  98,100        51,343,578
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        361,285         9,801,662
                                                                ----------------
                                                                     85,138,648

--------------------------------------------------------------------------------
IT SERVICES--1.5%
Affiliated Computer Services, Inc., Cl. A 1           328,000        18,604,160
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                       347,600        16,848,172
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                139,800        10,497,582
                                                                ----------------
                                                                     45,949,914

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
Applied Materials, Inc.                             1,242,363        24,685,753
--------------------------------------------------------------------------------
ASML Holding NV 1                                     371,100        10,186,695
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               546,584        15,987,582
--------------------------------------------------------------------------------
Microchip Technology, Inc.                            322,500        11,945,400
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                      123,020         2,551,435
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               214,300         8,064,109
                                                                ----------------
                                                                     73,420,974


                       17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--4.7%
Activision, Inc. 1                                    235,500   $     4,396,785
--------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                 423,354        16,997,663
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         437,465        17,419,856
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      410,289        19,316,406
--------------------------------------------------------------------------------
Microsoft Corp.                                       973,361        28,684,949
--------------------------------------------------------------------------------
Novell, Inc. 1                                      1,135,125         8,842,624
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       424,059         9,448,035
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                142,600         6,111,836
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               1,556,654        31,086,380
                                                                ----------------
                                                                    142,304,534

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--2.5%
Lubrizol Corp. (The)                                  365,600        23,599,480
--------------------------------------------------------------------------------
Monsanto Co.                                          464,895        31,399,008
--------------------------------------------------------------------------------
Praxair, Inc.                                         295,200        21,251,448
                                                                ----------------
                                                                     76,249,936

--------------------------------------------------------------------------------
METALS & MINING--0.2%
Allegheny Technologies, Inc.                           63,900         6,701,832
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Verizon Communications, Inc.                          348,927        14,365,325
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
America Movil SAB de CV, ADR, Series L                219,950        13,621,504
--------------------------------------------------------------------------------
American Tower Corp. 1                                394,000        16,548,000

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Crown Castle International Corp. 1                    315,400   $    11,439,558
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                  128,000        10,334,720
                                                                ----------------
                                                                     51,943,782

--------------------------------------------------------------------------------
UTILITIES--3.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.1%
Exelon Corp.                                          861,005        62,508,963
--------------------------------------------------------------------------------
FirstEnergy Corp.                                     480,260        31,087,230
                                                                ----------------
                                                                     93,596,193

--------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Dynegy, Inc., Cl. A 1                                 828,000         7,816,320
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
CMS Energy Corp.                                      803,876        13,826,663
                                                                ----------------
Total Common Stocks (Cost $2,478,715,169)                         2,952,665,699

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.6%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.28% 3,4
(Cost $49,394,702)                                 49,394,702        49,394,702

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,528,109,871)                                    99.5%    3,002,060,401
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.5        14,819,078
                                                   -----------------------------
NET ASSETS                                              100.0%  $ 3,016,879,479
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Rate shown is the 7-day yield as of June 30, 2007.

4. Is or was an affiliate, defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES        GROSS         GROSS         SHARES
                                                     DECEMBER 31, 2006    ADDITIONS    REDUCTIONS  JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          51,831,921  558,695,690   561,132,909     49,394,702

                                                                                            VALUE       DIVIDEND
                                                                                       SEE NOTE 1         INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                   $ 49,394,702    $ 1,697,508

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2007
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,478,715,169)                                                 $  2,952,665,699
Affiliated companies (cost $49,394,702)                                                            49,394,702
                                                                                             -----------------
                                                                                                3,002,060,401
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  991,862
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   40,303,243
Shares of capital stock sold                                                                        7,051,862
Interest and dividends                                                                              3,256,703
Other                                                                                                  92,276
                                                                                             -----------------
Total assets                                                                                    3,053,756,347

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              32,249,338
Shares of capital stock redeemed                                                                    2,532,235
Distribution and service plan fees                                                                  1,547,694
Transfer and shareholder servicing agent fees                                                         272,045
Shareholder communications                                                                            209,329
Directors' compensation                                                                                30,856
Other                                                                                                  35,371
                                                                                             -----------------
Total liabilities                                                                                  36,876,868

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  3,016,879,479
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                         $     25,071,340
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      2,162,517,142
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   6,812,897
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                    348,527,570
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                 473,950,530
                                                                                             -----------------
NET ASSETS                                                                                   $  3,016,879,479
                                                                                             =================


                       19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,656,489,459
and 219,671,817 shares of capital stock outstanding)                                                $ 12.09
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $ 12.83
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $154,743,589 and 13,516,549 shares
of capital stock outstanding)                                                                       $ 11.45
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $100,883,072 and 8,808,069 shares
of capital stock outstanding)                                                                       $ 11.45
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $39,711,963 and 3,342,280 shares
of capital stock outstanding)                                                                       $ 11.88
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $65,051,396 and 5,374,681 shares of capital stock outstanding)                                   $ 12.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $847,285)      $ 17,583,953
Affiliated companies                                                          1,697,508
----------------------------------------------------------------------------------------
Interest                                                                         97,384
                                                                           -------------
Total investment income                                                      19,378,845

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               7,498,961
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       2,642,631
Class B                                                                         767,472
Class C                                                                         453,607
Class N                                                                          87,149
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       1,327,744
Class B                                                                         109,388
Class C                                                                          87,054
Class N                                                                          40,871
Class Y                                                                          61,488
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         186,581
Class B                                                                          41,284
Class C                                                                           9,962
Class N                                                                           1,561
Class Y                                                                             371
----------------------------------------------------------------------------------------
Directors' compensation                                                          27,613
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       6,799
----------------------------------------------------------------------------------------
Administration service fees                                                         750
----------------------------------------------------------------------------------------
Other                                                                           111,972
                                                                           -------------
Total expenses                                                               13,463,258
Less reduction to custodian expenses                                               (450)
Less waivers and reimbursements of expenses                                     (32,260)
                                                                           -------------
Net expenses                                                                 13,430,548

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         5,948,297


                       21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                    307,160,001
Closing and expiration of option contracts written                              (1,230,805)
Foreign currency transactions                                                      230,246
Net increase from payment by affiliate                                              41,597
                                                                           ----------------
Net realized gain                                                              306,201,039
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                      5,816,590
Translation of assets and liabilities denominated in foreign currencies          1,854,477
                                                                           ----------------
Net change in unrealized appreciation                                            7,671,067

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $   319,820,403
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS               YEAR
                                                                                                ENDED              ENDED
                                                                                        JUNE 30, 2007       DECEMBER 31,
                                                                                          (UNAUDITED)               2006
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $      5,948,297   $      6,715,740
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         306,201,039        205,031,048
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       7,671,067         49,019,677
                                                                                     ------------------------------------
Net increase in net assets resulting from operations                                      319,820,403        260,766,465

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                            --         (6,650,247)
Class B                                                                                            --                 --
Class C                                                                                            --                 --
Class N                                                                                            --             (9,794)
Class Y                                                                                            --           (253,386)
                                                                                     ------------------------------------
                                                                                                   --         (6,913,427)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                            --       (158,473,659)
Class B                                                                                            --        (11,001,512)
Class C                                                                                            --         (5,632,007)
Class N                                                                                            --         (2,125,377)
Class Y                                                                                            --         (3,988,610)
                                                                                     ------------------------------------
                                                                                                   --       (181,221,165)

-------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                   (34,331,894)        46,436,271
Class B                                                                                   (22,199,714)       (51,058,873)
Class C                                                                                     8,399,085          4,496,181
Class N                                                                                     4,502,600         12,066,838
Class Y                                                                                    (1,628,110)          (787,931)
                                                                                     ------------------------------------
                                                                                          (45,258,033)        11,152,486

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                            274,562,370         83,784,359
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     2,742,317,109      2,658,532,750
                                                                                     ------------------------------------

End of period (including accumulated net investment income
of $6,812,897 and $864,600, respectively)                                            $  3,016,879,479   $  2,742,317,109
                                                                                     ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                                          YEAR
                                             ENDED                                                                         ENDED
                                     JUNE 30, 2007                                                                      DEC. 31,
CLASS A                                (UNAUDITED)              2006            2005          2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                               $       10.81        $    10.51      $    10.84    $    10.77    $     8.53      $    10.40
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .03 1             .04 1           .04 1         .07 1         .02             .03
Net realized and unrealized gain
(loss)                                        1.25              1.05             .86          1.07          2.22           (1.88)
                                     ----------------------------------------------------------------------------------------------
Total from investment operations              1.28              1.09             .90          1.14          2.24           (1.85)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                          --              (.03)           (.04)         (.07)           --            (.02)
Distributions from net realized
gain                                            --              (.76)          (1.19)        (1.00)           --              --
                                     ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   --              (.79)          (1.23)        (1.07)           --            (.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $       12.09        $    10.81      $    10.51    $    10.84    $    10.77      $     8.53
                                     ==============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           11.84%            10.34%           8.16%        10.73% 3      26.26%         (17.80)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $   2,656,489        $2,408,295      $2,297,161    $2,270,477    $2,283,036      $1,933,397
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)    $   2,532,700        $2,328,304      $2,238,135    $2,248,969    $2,035,816      $2,255,746
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                         0.49%             0.34%           0.38%         0.61%         0.19%           0.29%
Total expenses                                0.87% 5,6,7       0.88% 5,6       0.89% 7       0.89% 7       0.90% 7,8       0.96% 7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         74%               85%             75%           91%          108%             95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007        0.87%
Year Ended December 31, 2006          0.88

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER EQUITY FUND, INC.

                                            SIX MONTHS                                                                     YEAR
                                                 ENDED                                                                    ENDED
                                         JUNE 30, 2007                                                                 DEC. 31,
CLASS B                                    (UNAUDITED)              2006          2005         2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $       10.28        $    10.09      $  10.51    $   10.51      $   8.39      $  10.30
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                               (.02) 1           (.05) 1       (.05) 1      (.04) 1       (.08)         (.05)
Net realized and unrealized gain (loss)           1.19              1.00           .82         1.04          2.20         (1.86)
                                         ------------------------------------------------------------------------------------------
Total from investment operations                  1.17               .95           .77         1.00          2.12         (1.91)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --                --            --           --            --            --
Distributions from net realized gain                --              (.76)        (1.19)       (1.00)           --            --
                                         ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --              (.76)        (1.19)       (1.00)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $       11.45        $    10.28      $  10.09    $   10.51      $  10.51      $   8.39
                                         ==========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               11.38%             9.37%         7.16%        9.70% 3      25.27%       (18.54)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $     154,744        $  160,314      $206,957    $ 263,376      $327,809      $334,345
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $     155,211        $  180,523      $224,966    $ 283,662      $315,065      $430,844
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                              (0.37)%           (0.53)%       (0.52)%      (0.35)%       (0.73)%       (0.55)%
Total expenses                                    1.73% 5,6,7       1.77% 5,6     1.79% 7      1.81% 7,8     1.83% 7,8     1.80% 7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             74%               85%           75%          91%          108%           95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.11% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 9.59%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007       1.73%
Year Ended December 31, 2006         1.77

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                            YEAR
                                                           ENDED                                                           ENDED
                                                   JUNE 30, 2007                                                        DEC. 31,
CLASS C                                              (UNAUDITED)           2006         2005       2004       2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.28        $ 10.09      $ 10.51    $ 10.51    $  8.40       $ 10.30
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.02) 1        (.06) 1      (.05) 1    (.03) 1    (.07)         (.06)
Net realized and unrealized gain (loss)                     1.19           1.01          .82       1.03       2.18         (1.84)
                                                        ---------------------------------------------------------------------------
Total from investment operations                            1.17            .95          .77       1.00       2.11         (1.90)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             --           --         --         --            --
Distributions from net realized gain                          --           (.76)       (1.19)     (1.00)        --            --
                                                        ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               --           (.76)       (1.19)     (1.00)        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  11.45        $ 10.28      $ 10.09    $ 10.51    $ 10.51       $  8.40
                                                        ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         11.38%          9.36%        7.16%      9.70% 3   25.12%       (18.45)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $100,883        $82,674      $76,679    $77,438    $75,620       $62,561
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 91,656        $78,978      $75,144    $74,618    $66,739       $74,785
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                        (0.38)%        (0.56)%      (0.52)%    (0.31)%    (0.74)%       (0.56)%
Total expenses                                              1.75% 5,6,7    1.78% 5,6    1.79% 7    1.80% 7    1.84% 7,8     1.81% 7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       74%            85%          75%        91%       108%           95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007     1.75%
Year Ended December 31, 2006       1.78

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER EQUITY FUND, INC.

                                                      SIX MONTHS                                                            YEAR
                                                           ENDED                                                           ENDED
                                                   JUNE 30, 2007                                                        DEC. 31,
CLASS N                                              (UNAUDITED)           2006         2005       2004       2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.64        $ 10.38      $ 10.73    $ 10.68    $  8.48       $ 10.36
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  -- 1,2       (.01) 1        -- 1,2    .02 1       -- 2         .07
Net realized and unrealized gain (loss)                     1.24           1.03          .85       1.05       2.20         (1.95)
                                                        ---------------------------------------------------------------------------
Total from investment operations                            1.24           1.02          .85       1.07       2.20         (1.88)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --             --         (.01)      (.02)        --            --
Distributions from net realized gain                          --           (.76)       (1.19)     (1.00)        --            --
                                                        ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               --           (.76)       (1.20)     (1.02)        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  11.88        $ 10.64      $ 10.38    $ 10.73    $ 10.68       $  8.48
                                                        ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         11.65%          9.81%        7.72%     10.19% 4   25.94%       (18.15)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $ 39,712        $31,348      $18,814    $15,347    $13,145       $ 4,278
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $ 35,204        $24,317      $16,262    $14,488    $ 9,062       $ 3,519
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                0.08%         (0.12)%      (0.02)%     0.16%     (0.20)%       (0.10)%
Total expenses                                              1.28% 6,7,8    1.30% 6,7    1.29% 8    1.35% 8    1.33% 8,9     1.30% 8
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       74%            85%          75%        91%       108%           95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.09%.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007        1.28%
Year Ended December 31, 2006          1.30

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Reduction to custodian expenses less than 0.005%.

9. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                     YEAR
                                                           ENDED                                                    ENDED
                                                   JUNE 30, 2007                                                 DEC. 31,
CLASS Y                                              (UNAUDITED)       2006         2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.81    $ 10.51      $ 10.85    $ 10.78    $  8.52    $ 10.40
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .03 1      .05 1        .06 1      .08 1      .03        .03
Net realized and unrealized gain (loss)                     1.26       1.06          .85       1.07       2.23      (1.88)
                                                         ------------------------------------------------------------------
Total from investment operations                            1.29       1.11          .91       1.15       2.26      (1.85)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --       (.05)        (.06)      (.08)        --       (.03)
Distributions from net realized gain                          --       (.76)       (1.19)     (1.00)        --         --
                                                         ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               --       (.81)       (1.25)     (1.08)        --       (.03)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 12.10    $ 10.81      $ 10.51    $ 10.85    $ 10.78    $  8.52
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         11.93%     10.50%        8.20%     10.87% 3   26.53%    (17.79)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $65,051    $59,686      $58,922    $57,103    $56,098    $43,016
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $61,169    $57,855      $54,643    $54,905    $48,017    $45,669
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       0.61%      0.48%        0.51%      0.74%      0.27%      0.36%
Total expenses                                              0.74% 5    0.73% 5      0.75%      0.76%      0.84%      0.97%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       0.74%      0.73%        0.75%      0.76%      0.84%      0.88%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       74%        85%          75%        91%       108%        95%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.77%.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2007      0.74%
Year Ended December 31, 2006        0.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       28 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                       29 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or


                       30 | OPPENHEIMER EQUITY FUND, INC.

reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2007, it is estimated that the Fund will utilize $3,246,070 of capital loss carryforward to offset realized capital gains. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2006, the Fund had available for federal income tax purposes straddle losses of $3,246,070.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her


                       31 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       32 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                               SIX MONTHS ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                                     SHARES            AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                             16,215,502   $   186,743,867    25,187,833   $  273,008,782
Dividends and/or
distributions reinvested                 --                --    14,205,308      153,985,276
Redeemed                        (19,307,207)     (221,075,761)  (35,191,223)    (380,557,787)
                                -------------------------------------------------------------
Net increase (decrease)          (3,091,705)  $   (34,331,894)    4,201,918   $   46,436,271
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                              1,384,750   $    15,036,998     2,451,271   $   25,395,098
Dividends and/or
distributions reinvested                 --                --     1,034,838       10,669,178
Redeemed                         (3,464,836)      (37,236,712)   (8,404,863)     (87,123,149)
                                -------------------------------------------------------------
Net decrease                     (2,080,086)  $   (22,199,714)   (4,918,754)  $  (51,058,873)
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                              1,715,812   $    18,743,382     1,931,573   $   20,003,961
Dividends and/or
distributions reinvested                 --                --       515,903        5,324,120
Redeemed                           (946,753)      (10,344,297)   (2,005,315)     (20,831,900)
                                -------------------------------------------------------------
Net increase                        769,059   $     8,399,085       442,161   $    4,496,181
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                              1,182,083   $    13,229,868     1,576,117   $   16,834,528
Dividends and/or
distributions reinvested                 --                --       179,941        1,921,769
Redeemed                           (785,029)       (8,727,268)     (623,943)      (6,689,459)
                                -------------------------------------------------------------
Net increase                        397,054   $     4,502,600     1,132,115   $   12,066,838
                                =============================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                              1,489,561   $    17,003,884     1,350,342   $   14,731,456
Dividends and/or
distributions reinvested                 --                --       391,328        4,241,996
Redeemed                         (1,634,247)      (18,631,994)   (1,826,982)     (19,761,383)
                                -------------------------------------------------------------
Net decrease                       (144,686)  $    (1,628,110)      (85,312)  $     (787,931)
                                =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2007, were as follows:

                                     PURCHASES             SALES
----------------------------------------------------------------
Investment securities          $ 2,080,482,843   $ 2,131,420,553


                       33 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       --------------------------------
                       Up to $100 million         0.75%
                       Next $100 million          0.70
                       Next $100 million          0.65
                       Next $100 million          0.60
                       Next $100 million          0.55
                       Over $500 million          0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2007, the Fund paid $1,666,919 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the


                       34 | OPPENHEIMER EQUITY FUND, INC.

Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class C and Class N shares were $2,600,271 and $502,328, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
June 30, 2007       $  305,546       $   2,610      $  116,273       $   3,445        $    566

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2007, the Manager waived $32,260 for IMMF management fees.

      The Distributor paid the Fund $41,597 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                       35 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                       36 | OPPENHEIMER EQUITY FUND, INC.

Written option activity for the six months ended June 30, 2007 was as follows:

                                                     CALL OPTIONS
                                         ------------------------
                                         NUMBER OF      AMOUNT OF
                                         CONTRACTS       PREMIUMS
-----------------------------------------------------------------
Options outstanding as of
December 31, 2006                               --   $         --
Options written                              2,243        722,821
Options closed or expired                   (2,243)      (722,821)
                                         ------------------------
Options outstanding as of
June 30, 2007                                   --   $         --
                                         ========================

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       37 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       38 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (1)  Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007